							Origination Values																																		Post-Closing Values
Seller Loan ID	Purchaser Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Waiver Form	Appraisal Value(s)					BPO Values				AVM Values					Desk Review Values					Field Review Values					Second Field Review Values					2055 Values					BPO Values				AVM Values					Desk Review Values					Field Review Values					Second Field Review Values					2055 Values						Collateral Underwriter Risk Score
							Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Valuation Comments
xxxx	2019060034	xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	0.00	xxxx																																								xxxx	xxxx	0.00%	xxxx	xxxx																Desk review included.; Comparable rent schedule included.; A Desk Review was ordered by the originating lender and completed prior to funding. The Desk Review reflects the original appraisal (OA) comparable data provided adequate data to support a reasonable value conclusion. 3rd party reviewer researched and verified the OA comparables using Public Records. The reviewer found the comps used in the OA were the best available and the adjustments to be reasonable. Per the 3rd Party Desk Reviewer the OA value is adequately supported.
xxxx	2019060109	xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	0.00	xxxx																																								xxxx	xxxx	-3.00%	xxxx	xxxx																3rd Party Desk Review value has a variance from the original appraised value which is deemed to be within acceptable tolerance
xxxx	140019050044	xxxx	xxxx	xxxx	xxxx	xxxx	xxxx	0.00	xxxx	xxxx	xxxx	0.00%	xxxx	xxxx	CDA
																																																																						Lender ordered 3rd Party Desk Review risk score is moderate with no recommendation for an additional review.; A Desk Review was ordered by the originating lender and completed prior to funding. The Desk Review reflects the original appraisal (OA) comparable data provided adequate data to support a reasonable value conclusion. 3rd party reviewer researched but was unable to verify the information for all of the comps. The reviewer found the comps used in the OA were adequate and the adjustments to be reasonable. Three additional sales were selected by the review appraiser that supported the original opinion of value. Per the 3rd Party Desk Reviewer the OA value is adequately supported.
xxxx	2019090145	xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	0.00	xxxx											xxxx	xxxx	0.00%	xxxx	xxxx																																													Property sold on xxxx, recording date xxxx per title. Increase in sales price of 56.25%. Borrower signed purchase contract xxxx, which is 190 days after the previous sale was recorded. At this most conservative approach to calculation, the sale is outside the 180 day flip definition.
xxxx	2019080156	xxxx	xxxx	xxxx	xxxx		xxxx	xxxx	0.00	xxxx																xxxx	xxxx	0.00%	xxxx	xxxx